Document and Entity Information	Dec. 18, 2023
Document And Entity Information [Line Items]
Entity Registrant Name	SK Growth Opportunities Corp
Amendment Flag	false
Entity Central Index Key	0001912461
Document Type	8-K
Document Period End Date	Dec. 18, 2023
Entity Incorporation State Country Code	E9
Entity File Number	001-41432
Entity Tax Identification Number	98-1643582
Entity Address, Address Line One	228 Park Avenue S #96693
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	(917)
Local Phone Number	599-1622
Written Communications	false
Soliciting Material	true
Entity Emerging Growth Company	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share 0.0001 Par Value And One Half Of One Redeemable Warrant 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	SKGRU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Ordinary Shares
Trading Symbol	SKGR
Security Exchange Name	NASDAQ
Redeemable Warrants Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.501 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable Warrants, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	SKGRW
Security Exchange Name	NASDAQ